Stock-based Compensation Plans - Summary of Nonvested Share (Details) - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	271,025	381,859	367,173
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 16.77	$ 10.19	$ 8.99
Shareholder-Approved Stock Option Plan [Member]
Stock Options Outstanding (in shares)	501,655	409,653
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 9.52	$ 8.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	271,025	381,859
Granted, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 16.77	$ 10.19
Vested (in shares)	(300,527)	(266,238)
Vested, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 11.42	$ 8.19
Forfeited (in shares)	(9,300)	(23,619)
Forfeited, Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 13.54	$ 4.87
Stock Options Outstanding (in shares)	462,853	501,655	409,653
Weighted- Average Grant-Date Fair Value per Share (in dollars per share)	$ 13.16	$ 9.52	$ 8.03